JPMORGAN ACCESS FUNDS

JPMorgan Access Balanced Fund

JPMorgan Access Growth Fund

(All Share Classes)

(each a series of JPMorgan Trust I)

(each a “Fund” and collectively, the “Funds”)

Supplement dated December 6, 2016

to the Prospectus and Summary Prospectuses

dated November 1, 2016, as supplemented

Effective January 1, 2017, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Balanced Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees[1,2]	0.75%	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.45	0.43	0.40	0.25
Shareholder Service Fees[2]	0.25	0.25	0.25	0.10
Remainder of Other Expenses	0.20	0.18	0.15	0.15
Acquired Fund (Underlying Fund) Fees and Expenses	0.41	0.41	0.41	0.41

Total Annual Fund Operating Expenses	1.86	2.34	1.56	1.41
Fee Waivers and Expense Reimbursements[1,2,3]	(0.53)	(0.53)	(0.53)	(0.53)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.33	1.81	1.03	0.88

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.30%. This contract is in effect through 10/31/17.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.45% for investment advisory services and 0.25% for Class A, Class C and Select Class Shares and 0.10% for Institutional Class Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract is in effect through 10/31/17.

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Balanced Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	959	1,363	2,490
CLASS C SHARES ($)	284	680	1,202	2,635
SELECT CLASS SHARES ($)	105	441	800	1,811
INSTITUTIONAL CLASS SHARES ($)	90	394	721	1,645

SUP-ACCESS-1216

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	959	1,363	2,490
CLASS C SHARES ($)	184	680	1,202	2,635
SELECT CLASS SHARES ($)	105	441	800	1,811
INSTITUTIONAL CLASS SHARES ($)	90	394	721	1,645

Effective January 1, 2017, the table of the “Annual Fund Operating Expenses” and the “Example” for the JPMorgan Access Growth Fund will be replaced with the following:

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class	Institutional Class
Management Fees[1,2]	0.75%	0.75%	0.75%	0.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE	NONE
Other Expenses	0.43	0.43	0.41	0.26
Shareholder Service Fees[2]	0.25	0.25	0.25	0.10
Remainder of Other Expenses	0.18	0.18	0.16	0.16
Acquired Fund (Underlying Fund) Fees and Expenses	0.38	0.38	0.38	0.38

Total Annual Fund Operating Expenses	1.81	2.31	1.54	1.39
Fee Waivers and Expense Reimbursements[1,2,3]	(0.48)	(0.48)	(0.48)	(0.48)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1,2,3]	1.33	1.83	1.06	0.91

1	J.P. Morgan Investment Management Inc. and J.P. Morgan Private Investments, Inc. have contractually agreed to waive the investment advisory fee for the Fund by 0.30%. This contract is in effect through 10/31/17.

2	The shares of the affiliated underlying funds in which the Fund invests a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.45% for investment advisory services and 0.25% for Class A, Class C and Select Class Shares and 0.10% for Institutional Class Shares for shareholder servicing on affiliated investments, the investment adviser and shareholder servicing agent have contractually agreed to waive a portion of the investment advisory and shareholder service fees charged by the underlying funds. This contract is in effect through 10/31/17.

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by Access Growth Fund CS Ltd., the Fund’s wholly-owned subsidiary, to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/17 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	949	1,343	2,443
CLASS C SHARES ($)	286	675	1,192	2,609
SELECT CLASS SHARES ($)	108	439	794	1,794
INSTITUTIONAL CLASS SHARES ($)	93	393	715	1,627

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	579	949	1,343	2,443
CLASS C SHARES ($)	186	675	1,192	2,609
SELECT CLASS SHARES ($)	108	439	794	1,794
INSTITUTIONAL CLASS SHARES ($)	93	393	715	1,627

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE